Other Accounts Receivable (Details) - Schedule of tax credit related to VAT S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	S/ 47,295		S/ 54,076
Current value added tax receivables	38,924		43,498
Non-current value added tax receivables (in Dollars) | $		$ 8,371		$ 10,578
Cumbra Peru S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	12,737		12,868
Current value added tax receivables	12,737		12,868
Non-current value added tax receivables (in Dollars) | $
Via Expresa Sur S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	6,256		6,222
Current value added tax receivables	6,256		6,222
Non-current value added tax receivables (in Dollars) | $
Viva Negocio Inmobiliario S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	6,110		8,111
Current value added tax receivables	514		953
Non-current value added tax receivables (in Dollars) | $		5,596		7,158
Unna Transporte S.A.C. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	5,333		1,527
Current value added tax receivables	5,333		1,527
Non-current value added tax receivables (in Dollars) | $
Tren Urbano de Lima S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	4,266		3,335
Current value added tax receivables	4,266		3,335
Non-current value added tax receivables (in Dollars) | $
AENZA S.A.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	3,715		648
Current value added tax receivables	3,715		648
Non-current value added tax receivables (in Dollars) | $
Cumbra Ingenieria S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	1,947		13,754
Current value added tax receivables	1,947		13,754
Non-current value added tax receivables (in Dollars) | $
Unna Energia S.A. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	1,911		678
Current value added tax receivables	1,911		678
Non-current value added tax receivables (in Dollars) | $
Carretera Andina del Sur S.A.C. [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	1,475		2,631
Current value added tax receivables	1,475		2,631
Non-current value added tax receivables (in Dollars) | $
Other Subsidiaries [Member]
Other Accounts Receivable (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	3,545		4,302
Current value added tax receivables	S/ 770		S/ 882
Non-current value added tax receivables (in Dollars) | $		$ 2,775		$ 3,420